CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Securities Held in Consolidated Non-Insurance Subsidiary	$ 2.0	$ 2.2